Shareholder's Equity (Restricted Stock Rights) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting percentage year 5	50.00%
Weighted average discount for dividend yield	12.20%	11.70%	9.10%
Share based compensation arrangement by share based payment award contractual term	10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting percentage year 3	50.00%
Unrecognized compensation cost	437
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	5 years
Unrecognized compensation cost	21
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	5 years